Summary of Condensed Statements of Comprehensive Income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Condensed Financial Statements, Captions [Line Items]
Net loss	$ (8,499,053)	$ (7,581,452)	$ (4,722,146)
Total comprehensive loss	(8,151,091)	(7,473,754)	(5,455,685)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss	(8,499,053)	(7,581,452)	(4,722,146)
Other comprehensive income/(loss)	347,962	107,698	(733,539)
Total comprehensive loss	$ (8,151,091)	$ (7,473,754)	$ (5,455,685)